OTHER PAYABLES (Details) - Third Party [Member]	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Other Payables [Line Items]
Service	¥ 1,518,033	$ 223,984	¥ 1,659,505
Distributors and employees	207,005	30,543	245,070
Funds collected on behalf of others	895,022	132,060	895,022
Advances from customers	130,100	19,196	200,600
Accrued expenses	193,274	28,517	261,348
Short-term borrowings due to third parties	300,000	44,265	530,000
Others	408,466	60,269	352,781
Total	¥ 3,651,900	$ 538,834	¥ 4,144,326